ESB Financial Corporation - Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2011
ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) [Abstract]
ESB Financial Corporation - Condensed Financial Statements (Parent Company Only)
16.	ESB Financial Corporation – Condensed Financial Statements (Parent Company Only)

Following are condensed financial statements for the parent company as of and for the years ended December 31:

Condensed Statements of Financial Condition
(Dollar amounts in thousands)		2011	2010
Assets:
Interest-earning deposits		$6,658	$2,647
Securities available for sale		30,607	32,284
Equity in net assets of subsidiaries		216,883	207,940
Other assets		6,447	5,265

Total assets		$260,595	$248,136

Liabilities and stockholders' equity:
Subordinated debt, net		$46,393	$46,393
Accrued expenses and other liabilities		33,958	33,849
Stockholders' equity		180,244	167,894

Total liabilities and stockholders' equity		$260,595	$248,136

Condensed Statements of Operations
(Dollar amounts in thousands)	2011	2010	2009
Income:
Equity in undistributed earnings of subsidiaries	$1,664	$8,024	$6,871
Dividends from subsidiaries	15,000	8,000	7,000
Management fee income, from subsidiaries	36	36	24
Net gain on sale of securities available for sale	141	—	246
Other than temporary impairment losses on securities available for sale	(317)	(217)	(66)
Interest and other income	1,365	1,432	833

Total income	17,889	17,275	14,908
Expense:
Interest expense, to subsidiary	3,257	3,326	3,526
Compensation and employee benefits	432	423	290
Other	445	376	336

Total expense	4,134	4,125	4,152

Income before benefit from income taxes	13,755	13,150	10,756
Benefit from income taxes	(1,155)	(1,081)	(1,256)

Net income	$14,910	$14,231	$12,012

Condensed Statements of Cash Flows
(Dollar amounts in thousands)	2011	2010	2009

Operating activities:
Net income	$14,910	$14,231	$12,012
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(1,664)	(8,024)	(6,871)
Net realized gain on securities available for sale	(141)	-	(246)
Other than temporary impairment losses on securities available for sale	317	217	66
Compensation expense on ESOP and MRP	1,445	1,232	1,127
Other, net	(2,190)	(1,835)	3,830

Net cash provided by operating activities	12,677	5,821	9,918

Investing activities:
Purchases of securities	(6,733)	(10,178)	(911)
Principal repayments of securities	7,698	9,217	2,750
Proceeds from the sale of securities available for sale	204	-	992

Net cash (used in) provided by investing activities	1,169	(961)	2,831

Financing activities:
Repayment of loan to subsidiaries	-	-	(4,150)
Proceeds received from exercise of stock options	832	614	792
Dividends paid	(5,409)	(4,815)	(4,828)
Payments to acquire treasury stock	(4,754)	(1,143)	(2,932)
Stock purchased by ESOP	(504)	(189)	(123)

Net cash used in financing activities	(9,835)	(5,533)	(11,241)

Increase (decrease) in cash equivalents	4,011	(673)	1,508
Cash equivalents at beginning of period	2,647	3,320	1,812

Cash equivalents at end of period	$6,658	$2,647	$3,320